INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total deferred	R$ 6,510,924	R$ 6,803,997	R$ 4,729,632	R$ 4,878,768
Total deferred assets	7,100,375	7,345,326
Total Deferred Liabilities	(589,451)	(541,329)
Deferred Income Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	4,578,638	3,896,856
Deferred Social Contribution Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	1,585,078	1,336,041
Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Total deferred	347,208	1,571,100
Tax Social Security Labor Civil And Environmental Risks [Member]
IfrsStatementLineItems [Line Items]
Total deferred	391,345	559,621
Estimated Losses On Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	375,880	267,768
Gains Losses On Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	296,640	565,250
Actuarial Liability Pension And Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Total deferred	141,088	165,418
Provision For Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Total deferred	22,911	4,933
Cash Flow Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Total deferred	886,799	2,014,231
Gain Loss Of Control In Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(224,096)	(224,096)
Fair Value S W T C B L Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(149,490)	(149,489)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(1,462,402)	(1,425,853)
Other	(525,619)	R$ (206,683)
Unrealized Results Transactions Between Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total deferred	783,127
Losses Estimated Reversal For Deferred Income Tax And Social Contribution Credits [Member]
IfrsStatementLineItems [Line Items]
Total deferred	R$ (188,975)